Note Receivable	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
NOTE RECEIVABLE

NOTE 4 – NOTE RECEIVABLE

Cellvera Global Note Receivable

On August 25, 2021, the Company entered into a letter of intent (“the LOI”) to acquire AiPharma Global Holdings LLC, a Delaware limited liability company, which subsequently changed its name to Cellvera Global Holdings LLC (“Cellvera Global”) which is commercializing COVID-19 antiviral oral therapy. Key terms of the proposed transaction as stated in the Letter of Intent included: the completion of a proposed $6.5 million secured loan from the Company to Cellvera Global by August 31, 2021, as well as the issuance of such number of shares of the Company’s common stock that yields 50% of the number of the Company’s outstanding shares post-closing of the transaction. The acquisition is subject to the satisfaction of numerous conditions, including satisfactory due diligence, the negotiation and execution of definitive agreements and other closing conditions, including board and shareholder approval and approval by Nasdaq of the listing of shares proposed to be issued in the transaction. The Company and Cellvera Global agreed to an exclusivity period until September 30, 2021 (the “Exclusivity Period”), with a view to settling the definitive agreement. On September 30, 2021, the parties entered into a letter agreement pursuant to which they agreed to extend the Exclusivity Period until October 4, 2021.

On December 28, 2021, we entered into a Share Exchange Agreement with Cellvera Global f/k/a AiPharma Global, pursuant to which we (i) will acquire 9.5% of the issued and outstanding equity interests in Cellvera Global in exchange for the issuance of 2,409 shares of our common stock of Aditxt and a cash payment of $250,000, at an initial closing upon the satisfaction or waiver of certain conditions to closing; and (ii) acquire the remaining 90.5% of the issued and outstanding equity interests in Cellvera Global in exchange for the issuance of 19,964shares of our common stock and a cash payment of $250,000 at a secondary closing upon the satisfaction or waiver of certain conditions to closing. Additionally, we may elect to raise additional capital due to market conditions or strategic considerations.

In connection with the contemplated acquisition with Cellvera Global, the Company entered into a secured credit agreement dated August 27, 2021 (the “Credit Agreement”) with Cellvera Global and certain affiliated entities (collectively, the “Borrower”), pursuant to which the Company made a secured loan to Cellvera Global in the principal amount of $6.5 million (the “Loan”). The Loan was funded on August 31, 2021, following the closing of the Company’s August 2021 Offering. The Loan bears interest at a rate of 8% per annum and matured on November 30, 2021. The Loan is secured by certain accounts receivable and other assets of Cellvera Global and certain of its affiliates. The Credit Agreement also contains certain covenants that prohibit Cellvera Global from incurring additional indebtedness, incurring liens or making any dispositions of its property.

On October 18, 2021, the Company entered into the first amendment to the Credit Agreement with Cellvera Global and certain affiliated entities (the “Credit Agreement Amendment”), pursuant to which the Company agreed to increase the amount which Cellvera Global was permitted to borrow under the Credit Agreement by $8.5 million to an aggregate of $15.0 million, of which $6.5 million was outstanding prior to entering the Credit Agreement Amendment. The Company agreed to fund such additional borrowings, as requested by Cellvera Global, by advancing 70% of any amounts received by the Company from the exercise of existing warrants or any other capital raises, including the October Offering. As of December 31, 2021, an additional $8.0 million was advanced under the Credit Agreement for a total of $14.5 million.

The Credit Agreement was amended on multiple occasions, for which the final amendment was signed on December 31, 2021, extending the Loan’s maturity date to January 31, 2022.

The Company determined that Cellvera Global may not have the ability to repay the note receivable. Accordingly, the Company recognized a full impairment of $14.5 million as of December 31, 2021.

Forbearance Agreement:

On January 31, 2022, the Company’s $14.5 million loan to Cellvera Global became fully due and payable under the Credit Agreement. On February 14, 2022, the Company entered into a Forbearance Agreement and Seventh Amendment to Credit Agreement (the “Forbearance Agreement”) with Cellvera Global.

Pursuant to the Forbearance Agreement, the Company agreed to forbear from exercising its rights and remedies against Cellvera Global and certain affiliated guarantor parties until the earlier of (i) June 30, 2022 or (ii) the date of occurrence of any event of default under the Forbearance Agreement (the “Forbearance Period”). Given that the parties continue to conduct due diligence in connection with the Share Exchange Agreement, the Company and Cellvera Global also agreed that should the initial closing occur under the Share Exchange Agreement, the existing event of default will be waived. Under the Forbearance Agreement, the Company and Cellvera Global also agreed to certain amendments to the Credit Agreement, including, but not limited to: (i) the delivery by the Borrower of certain financial statements and forecasts, and (ii) certain regularly scheduled payments to be made by Cellvera Global to the Company during the Forbearance Period. As of the date of filing of this Quarterly Report, the regularly scheduled payments under the Forbearance Agreement have not been made, and the note receivable remains fully impaired.

On April 4, 2022, the Company and Cellvera Global entered into a Forbearance Agreement and Eighth Amendment to the Credit Agreement (the “April Forbearance Agreement”) pursuant to which among other things (i) the Company agreed to extend the forbearance period until the earlier of March 31, 2023 or the date of occurrence of any event of default under the April Forbearance Agreement, (ii) Cellvera Global shall be permitted to factor certain receivables, and (iii) certain conforming changes were made relating to the Revenue Sharing Agreement (as defined below). In connection with the Forbearance Agreement, the Company entered into a series of security agreements with Cellvera Global (the “Security Agreements”) and certain affiliated entities pursuant to which Cellvera Global enhanced the Company’s security interest in connection with the Credit Agreement. In addition, and as a condition to entering into the April Forbearance Agreement, the Company required that Cellvera Global enter into a Revenue Sharing Agreement (the “Revenue Sharing Agreement”), pursuant to which, among other things, Cellvera Global agreed to pay the Company a certain portion of its revenues up to the aggregate amount of $30 million. As of the date of filing of this Annual Report, the Company has not received any payments from Cellvera Global pursuant to the Revenue Sharing Agreement. Upon termination of the April Forbearance agreement, the amounts under the Secured Credit agreement (as amended) shall become immediately due and payable.

Concurrently with the execution of the April Forbearance Agreement and the Revenue Sharing Agreement, the Company and AiPharma Group, Ltd. entered into an Amendment to the Share Exchange Agreement (the “Share Exchange Amendment”) which amended the Share Exchange Agreement to, among other things: (i) modify the financial statements required to be delivered by AiPharma Group, Ltd. at the initial closing to include the unaudited financial statements for the three months ended March 31, 2022 and 2021, (ii) permit the Company to amend its Certificate of Incorporation without the consent of AiPharma Group, Ltd. in order to effect a reverse stock split of the Company’s common stock, if necessary, in order to maintain its listing on the Nasdaq Capital Market, and (iii) make certain other conforming changes related to the March Forbearance Agreement and Revenue Sharing Agreement.

Target Company Note Receivable

On December 10, 2021, the Company entered into a secured credit agreement dated December 10, 2021 (the “Target Company Credit Agreement”) and signed on December 10, 2021 with the Target Company, pursuant to which the Company made a secured loan to the Target Company in the principal amount of $500,000 (the “Target Company Loan”) and agreed to make additional secured loans, as requested by the Target Company and approved by the Company, in an amount not to exceed $4.5 million. The Target Company Loan bears interest at a rate of 8% per annum and mature on December 8, 2022, provided, that the Letter of Intent currently contemplates that the Target Company Loan will be forgivable upon the closing of the acquisition contemplated by the letter of intent. The Target Company Credit Agreement also contains certain covenants that prohibit the Target Company from incurring additional indebtedness, entering into any fundamental transactions, issuing any equity interests subject to certain limited exceptions, or making any dispositions of its property. In connection with the Target Company Credit Agreement, the Company entered into a Security Agreement with the Target Company, pursuant to which the Target Company granted the Company a security interest in all of the Target Company’s assets as security for the Target Company Loan.

The Company determined that the Target Company may not have the ability to repay the note receivable. Accordingly, the Company recognized a full impairment of the principal and accrued interest of $0.5 million as of December 31, 2022.